Director's Loans - Schedule of Unsecured Loans Payable (Details) - CAD ($)	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Borrowings [abstract]
Opening balance	$ 1,330,500	$ 1,234,849
Net amounts (repaid) advanced	(1,000,000)	500,000
Transaction costs		(607,406)
Amortisation of transaction costs	433,044	203,057	$ 56,992
Closing balance	$ 763,544	$ 1,330,500	$ 1,234,849